Acquisition - Schedule of allocation of purchase price (Details) ¥ in Thousands, $ in Thousands	Apr. 01, 2019 CNY (¥)	Apr. 01, 2019 USD ($)	Dec. 28, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Allocation of purchase price
Goodwill				¥ 361,074	$ 51,865	¥ 338,288
Yitian Xindong
Allocation of purchase price
Purchase consideration			¥ 144,100
Net assets acquired, excluding intangible assets and the related deferred tax			21,803
Deferred tax assets			8,576
Less: valuation allowance			(8,576)
Goodwill			338,288	338,288		¥ 338,288
Financial assets - contingent returnable consideration			18,211
Deferred tax liabilities			(7,390)
Noncontrolling interests			(319,412)
Total			144,100
Yitian Xindong | User base
Allocation of purchase price
Amortizable intangible assets			¥ 5,100
Amortization period			9 months 18 days
Yitian Xindong | Trademark and domain names
Allocation of purchase price
Amortizable intangible assets			¥ 38,300
Amortization period			10 years
Yitian Xindong | Licensed copyrights of reading content
Allocation of purchase price
Amortizable intangible assets			¥ 49,200
Yitian Xindong | Licensed copyrights of reading content | Maximum
Allocation of purchase price
Amortization period			3 years
Yitian Xindong | Licensed copyrights of reading content | Minimum
Allocation of purchase price
Amortization period			2 years 4 months 2 days
Tianbo
Allocation of purchase price
Non-cash consideration	¥ 5,900	$ 800
Fair value of previously held equity interests in Tianbo	17,012	$ 2,400
Total consideration	22,912
Net assets acquired	17,138
Goodwill	22,786			¥ 22,786
Noncontrolling interests	(17,012)
Total	¥ 22,912